ATLAS FUNDS
                       Supplement dated June 14, 2005, to
                         Prospectus dated April 30, 2005

ON PAGE 3 OF THE PROSPECTUS, THE "STRATEGY" FOR THE EMERGING GROWTH FUND IS REPLACED WITH THE FOLLOWING:

The fund invests primarily in the stocks of small and mid-sized U.S. companies with total market capitalizations at time of purchase of $8 billion or less. The fund manager seeks to invest in companies with businesses that have favorable prospects for increasing demand and leadership potential in their market sectors. Often these firms are developing new products or entering new markets.

While the fund maintains a diversified portfolio, it may increase the emphasis on a particular company or industry from time to time. The fund does not invest in companies that manufacture tobacco products.

The fund looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that the manager believes can generate and sustain long-term growth. The fund manager employs a quantitative approach to determine whether a company's share price reflects its perceived value.

EFFECTIVE SEPTEMBER 20, 2005, ON PAGE 15 OF THE PROSPECTUS, THE "STRATEGY" FOR THE U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND IS REPLACED WITH THE FOLLOWING:

The fund invests primarily in mortgage-backed securities with the highest quality rating (AAA), at the time of purchase, issued by:

o        Federal Home Loan Mortgage Corporation ("FHLMC")
o        Federal National Mortgage Association ("FNMA")
o        Government National Mortgage Association ("GNMA")

The fund may also invest in U.S. Government securities such as Treasury bills and bonds. Under normal circumstances, at least 80% of the fund's assets will be invested in mortgage-backed securities and in U.S. Government securities. From time to time, the fund's assets may consist solely of mortgage-backed securities. This strategy may be changed without shareholder approval but shareholders must be notified at least 60 days before any change.

The fund may purchase bonds of any maturity, based on the outlook for interest rates. Generally, the portfolio's dollar-weighted average maturity will exceed 10 years. In attempting to maintain a consistently high yield, fund managers select securities they believe are less likely than others to be paid off ahead of schedule.

ON PAGE 19 OF THE PROSPECTUS, PARAGRAPH 1 OF THE SECTION TITLED "PRINCIPAL STRATEGIES, MORTGAGE BACKED SECURITIES" IS AMENDED AS FOLLOWS:

The U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND invests its assets primarily in mortgage-backed securities, which are secured by a pool of mortgage loans.

ON PAGE 20 OF THE PROSPECTUS, PARAGRAPH 1 OF THE SECTION TITLED "OTHER DERIVATIVE INVESTMENTS" IS REPLACED WITH THE FOLLOWING:

The STRATEGIC INCOME FUND, the AMERICAN ENTERPRISE BOND FUND and the EMERGING GROWTH FUND may invest in several other types of derivatives, including, in the case of the Strategic Income Fund and the American Enterprise Bond Fund, credit default swap contracts ("CDS contracts"). CDS contracts and other types of derivatives may be used for hedging purposes, or because they offer the potential for increased income and principal value. In general, the performance of a derivative is linked to the performance of another investment, such as an equity security, an index, or one or more currencies.

ON PAGE 20 OF THE PROSPECTUS, THE SECTION TITLED "SMALL COMPANIES" IS REPLACED WITH THE FOLLOWING:

The EMERGING GROWTH FUND invests in the stocks of small companies that generally have more limited product lines, markets, and financial resources than larger companies. Their stocks may trade less frequently and in more limited volume. As a result, this fund's share price may fluctuate more than funds that invest in larger companies.

EFFECTIVE JULY 1, 2005, PURSUANT TO ATLAS FUNDS' MANAGER OF MANAGERS EXEMPTION, THE ATLAS FUNDS BOARD OF TRUSTEES APPROVED THE APPOINTMENT OF OPPENHEIMERFUNDS, INC. (OPPENHEIMER) TO REPLACE MADISON INVESTMENT ADVISORS, INC., AS SUB-ADVISER TO THE AMERICAN ENTERPRISE BOND FUND. THE REFERENCES TO MADISON INVESTMENT ADVISORS, INC. AND ITS MANAGER FOR THE AMERICAN ENTERPRISE BOND FUND ON PAGE 22 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan, Charles Moon and Antulio Bomfim are primarily responsible for the day-to-day management of the American Enterprise Bond Fund (since July 2005). Mr. Manioudakis is a Senior Vice President of Oppenheimer (since April 2002). Prior to joining Oppenheimer, Mr. Manioudakis was an executive director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993 to April 2002). Mr. Manioudakis is the Fund's lead portfolio manager. Mr. Gord is a Vice President and portfolio manager of Oppenheimer (since April 2002). Prior to joining Oppenheimer, Mr. Gord was an executive director and senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (April 1992 to March 2002). Mr. Caan is a Vice President and portfolio manager of Oppenheimer (since August 2003). Prior to joining Oppenheimer, Mr. Caan was a Vice President of ABN AMRO N.A., Inc. (June 2002 to August 2003) and a Vice President of Zurich Scudder Investments (January 1999 to June 2002). Mr. Moon is a Vice President and portfolio manager of Oppenheimer (since April 2002). Prior to joining Oppenheimer, Mr. Moon was an executive director and portfolio manager at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June 1999 to March 2002) and a Vice President of Citicorp Securities Inc. (June 1993-May 1999). Mr. Bomfim is a Vice President and portfolio manager of Oppenheimer (since October 2003). Prior to joining Oppenheimer, Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal Reserve System (June 1992 to October 2003). Messrs. Gord, Caan, Moon and Bomfim are responsible for assisting Mr. Manioudakis in the selection of fixed income securities for the Fund.

                                   ATLAS FUNDS
                       Supplement dated June 14, 2005, to
            Statement of Additional Information dated April 30, 2005

On Page 4 of the Statement of Additional Information, Paragraph 4 of the section titled "U.S. Government and Mortgage Securities" is replaced with the following:

The U.S. Government and Mortgage Securities Fund, the American Enterprise Bond Fund and the Strategic Income Fund may invest in other mortgage related debt obligations secured by mortgages on commercial or residential properties and may purchase securities known as "strips." Strips are securities from which the unmatured interest coupons have been "stripped" from the principal portion and sold separately. These Funds may invest in the principal portion or in the interest coupons of U.S. Government and mortgage securities or in receipts or certificates representing interests in stripped securities or interest coupons. The principal portion of a stripped security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity and its acquisition price. Mortgage-backed securities strips are subject to increased volatility in price due to interest rate changes, the risk that the security will be less liquid during demand or supply imbalances, and the risk that, due to unscheduled prepayments, the maturity date will be shorter than anticipated and reinvestment of the proceeds may only be possible at a lower yield.

ON PAGE 6 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE PARAGRAPH UNDER THE SECTION TITLED "DOLLAR REVERSE REPURCHASE AND REVERSE DOLLAR REVERSE REPURCHASE AGREEMENTS (DOLLAR-ROLLS)" IS REPLACED WITH THE FOLLOWING:

The U.S. Government and Mortgage Securities Fund, the American Enterprise Bond Fund, the Strategic Income Fund and the Balanced Fund may engage in dollar reverse repurchase and reverse dollar reverse repurchase agreements with respect to mortgage-backed securities. These agreements involve the purchase or sale by a Fund of securities that are substantially similar to those sold or purchased by that Fund upon the initiation of the transaction, as the case may be. For this purpose, "substantially similar" means that the securities are issued by the same U.S. Government agency or Government Sponsored Enterprise, have the same original term to maturity, and have the same original rate of interest, but may be backed by different pools of mortgage obligations. Dollar reverse repurchase agreements are subject to the same risks and restrictions as described above with respect to reverse repurchase agreements. Reverse dollar reverse repurchase agreements are subject to the same risks and restrictions as described in "Repurchase Agreements" above with respect to repurchase agreements.

ON PAGE 11 OF THE STATEMENT OF ADDITIONAL INFORMATION, PARAGRAPH 5 OF THE SECTION TITLED "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS, SUBSECTION
1. INTEREST RATE AND CURRENCY FUTURES TRANSACTIONS (ALL BOND AND STOCK FUNDS ARE ELIGIBLE TO USE THESE TRANSACTIONS)" IS REPLACED WITH THE FOLLOWING:

The purpose of the acquisition or sale of a futures contract by an eligible Fund is to protect that Fund from fluctuations in rates on securities or currencies without actually buying or selling the securities or currencies. The value of portfolio securities will exceed the value of the futures contracts sold by the Fund, and an increase in the value of the futures contracts could only mitigate -- but not totally offset - the decline in the value of the portfolio. The value of all futures contracts sold by a Fund will not exceed 25% (50% in the case of the Strategic Income Fund, the American Enterprise Bond Fund and the U.S. Government and Mortgage Securities Fund) of its net asset value.

EFFECTIVE JULY 1, 2005, PURSUANT TO ATLAS FUNDS' MANAGER OF MANAGERS EXEMPTION, THE ATLAS FUNDS BOARD OF TRUSTEES APPROVED THE APPOINTMENT OF OPPENHEIMERFUNDS, INC. TO REPLACE MADISON INVESTMENT ADVISORS, INC., AS SUB-ADVISER TO THE AMERICAN ENTERPRISE BOND FUND.

ON PAGE 58 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE SECTION TITLED "INVESTMENT ADVISORY AND OTHER SERVICES" IS AMENDED TO INCLUDE THE FOLLOWING:

Effective July 1, 2005, OppenheimerFunds, Inc. is the new investment Sub-Adviser to the Atlas American Enterprise Bond Fund. As compensation for the services rendered under the new sub-advisory agreement, Atlas Advisers pays the new Sub-Adviser a fee at an annual rate equal to the following percentages:

--------------------------------------------------------------------------------
FUND                                                     ANNUAL SUB-ADVISORY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas American Enterprise Bond Fund                     .18% on daily net assets
--------------------------------------------------------------------------------
ON PAGE 64 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE DISCLOSURE UNDER OPPENHEIMERFUNDS, INC. UNDER THE SECTION TITLED "SUB-ADVISERS" IS REPLACED WITH THE FOLLOWING:

OPPENHEIMERFUNDS, INC.

OppenheimerFunds, Inc. ("Oppenheimer") serves as Sub-Adviser to the Trust with respect to the Global Growth, Growth Opportunities, and the Strategic Income Fund pursuant to a Sub-Advisory Agreement dated February 27, 2004, as Sub-Adviser to the U.S. Government and Mortgage Securities Fund pursuant to a Sub-Advisory Agreement dated March 1, 2005 and as Sub-Adviser to the American Enterprise Bond Fund pursuant to a Sub-Advisory Agreement dated July 1, 2005. The Adviser pays for its portfolio management services out of the management fees the Adviser receives from those Funds. For the fiscal years ended December 31, 2002, 2003 and 2004, Oppenheimer received sub-advisory fees in the amount of $1,732,718, $1,638,477 and $2,255,532 respectively.

William L. Wilby and Rajeev Bhaman are responsible for the day-to-day management of the Global Growth Fund. Christopher Leavy and David Poiesz are responsible for the day-to-day management of the Growth Opportunities Fund. Arthur P. Steinmetz is responsible for the day-to-day management of the Strategic Income Fund. Angelo Manioudakis, Benjamin J. Gord and Geoffrey Caan are responsible for the day-to-day management of the U.S. Government and Mortgage Securities Fund. Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan, Charles Moon and Antulio Bomfim are responsible for the day-to-day management of the American Enterprise Bond Fund. Messrs. Wilby, Bhaman, Leavy, Poiesz, Steinmetz, Manioudakis, Gord, Caan, Moon and Bomfim are responsible for advising the following types of accounts:

--------------------------------------------------------------------------------
      Registered Investment      Other Pooled            Other Accounts
      Companies                  Investment Companies
--------------------------------------------------------------------------------
                  Total Assets              Total Assets            Total Assets
      Number of   of Accounts    Number of  of Accounts  Number of  of Accounts
      Accounts    Managed        Accounts   Managed      Accounts   Managed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William     15    $19,335,900,000    2     $71,100,000      0        $0
L. Wilby
--------------------------------------------------------------------------------
Rajeev      15    $19,335,900,000    2     $71,100,000      0        $0
Bhaman
--------------------------------------------------------------------------------
Christopher 14     $7,195,100,000    1     $18,800,000      0        $0
Leavy
--------------------------------------------------------------------------------
David        4     $4,610,700,000    0         $0           0        $0
Poiesz
--------------------------------------------------------------------------------
Arthur       9        $10,131,200    3     $48,800,000      4     $1,140,000
Steinmetz
--------------------------------------------------------------------------------
Angelo      17     $8,911,800,000    5    $152,900,000      1     $38,000,000
Manioudakis
--------------------------------------------------------------------------------
Benjamin     8     $4,857,200,000    3    $116,000,000      1     $38,000,000
J. Gord
--------------------------------------------------------------------------------
Geoffrey     8     $4,857,200,000    3    $116,000,000      1     $38,000,000
Caan
--------------------------------------------------------------------------------
Charles     14    $11,446,921,272.00 6    $170,474,328.00   1     $39,100,000.00
Moon
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Antulio     14    $11,446,921,272.00 6    $170,474,328.00   1     $39,100,000.00
Bomfim
--------------------------------------------------------------------------------

In addition, advisory fees for one Registered Investment Company overseen by Mr. Wilby and Mr. Bhaman is based on the performance of the account as shown below:

--------------------------------------------------------------------------------
Registered Investment        Other Pooled             Other Accounts
Companies                    Investment Companies
--------------------------------------------------------------------------------
                 Total Assets            Total Assets            Total Assets of
      Number of  of Accounts  Number of  of Accounts  Number of Accounts Managed
      Accounts   Managed      Accounts   Managed      Accounts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William    1    $189,200,000      0     $0               0               $0
L. Wilby
--------------------------------------------------------------------------------
Rajeev     1    $189,200,000      0     $0               0               $0
Bhaman
--------------------------------------------------------------------------------

The information in the above tables for all individuals except Messrs. Moon and Bomfim is as of December 31, 2004. Messrs. Moon and Bomfim's information is as of April 28, 2005.

As  indicated  above,   Messrs.   Wilby,  Bhaman,   Leavy,  Poiesz,   Steinmetz,
Manioudakis, Gord, Caan, Moon and Bomfim also manage other funds and/or accounts. Potentially, at times, those responsibilities could conflict with the interests of the Atlas fund each manages. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Atlas fund's investment objectives and strategies. For example one of the portfolio managers may need to allocate investment opportunities between the Atlas fund he manages and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Atlas fund he manages. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of an Atlas fund, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer's compliance procedures and Code of Ethics recognize Oppenheimer's fiduciary obligation to treat all of its clients, including the Atlas funds, fairly and equitably, and are designed to preclude the Oppenheimer portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, an Oppenheimer portfolio manager may manage other funds or accounts with investment objectives and strategies similar to those of the Atlas fund he manages, or he may manage funds or accounts with different investment objectives and strategies.

The Oppenheimer portfolio managers are employed and compensated by Oppenheimer, not the funds. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004, the Oppenheimer portfolio managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer's deferred compensation plan.


To help Oppenheimer attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against, an appropriate Lipper benchmark selected by management. The applicable benchmark for the Global Growth Fund is Lipper Global Multi-Cap Growth Funds, the benchmark for the Growth Opportunities Fund is Lipper Large Cap Core Funds, the benchmark for the Strategic Income Fund is Lipper Multi-Sector Income Funds, the benchmark for the U.S. Government and Mortgage Securities Fund is Lipper U.S. Mortgage classification and the benchmark for the American Enterprise Bond Fund is Lipper Intermediate Investment Grade Debt Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the Portfolio Managers. The compensation structures of certain accounts managed by Messrs. Wilby, Bhaman, Leavy, Poiesz, Manioudakis, Gord, Caan, Moon, Bomfim and Steinmetz is the same as the compensation structure of the Atlas funds, described above. The compensation structure of other portfolios managed by two of the Portfolio Managers is different from the compensation structure of the Atlas Funds, described above.

As of December 31, 2004, Messrs. Wilby, Bhaman, Leavy, Poiesz, Steinmetz, Manioudakis, Gord and Caan did not beneficially own any shares of the Atlas Funds they manage. As of April 28, 2005, Messrs. Moon and Bomfim did not beneficially own any shares of the Atlas Fund they manage.